Securities	12 Months Ended
Dec. 31, 2012
Securities [Abstract]
Securities

Note 3:	Securities

The amortized cost and appropriate fair values, together with gross unrealized gains and losses, of securities are as follows:

($ in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Available-for-Sale Securities:
December 31, 2012:
U.S. Treasury and Government agencies	$14,301	210	$-	$14,511
Mortgage-backed securities	62,661	1,136	(33)	63,764
State and political subdivisions	16,789	1,462	(2)	18,249
Money Market Mutual Fund	2,155	-	-	2,155
Equity securities	23	-	-	23
	$95,929	$2,808	$(35)	$98,702
December 31, 2011:
U.S. Treasury and Government agencies	$25,238	186	$-	$25,424
Mortgage-backed securities	67,056	761	(118)	67,699
State and political subdivisions	15,586	1,210	(4)	16,792
Money Market Mutual Fund	2,040	-	-	2,040
Equity securities	23	-	-	23
	$109,943	$2,157	$(122)	$111,978

The amortized cost and fair value of securities available for sale at December 31, 2012, by contractual maturity, are shown below.  Expected maturities will differ from contractual maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Available for Sale
($ in thousands)	Amortized Cost	Fair Value
Within one year	$993	$1,015
Due after one year through five years	477	507
Due after five years through ten years	7,742	8,173
Due after ten years	21,878	23,065
	31,090	32,760

Mortgage-backed securities, money market mutual fund & equity securities	64,839	65,942
Totals	$95,929	$98,702

The fair value of securities pledged as collateral, to secure public deposits and for other purposes, was $49.8 million at December 31, 2012, and $52.8 million at December 31, 2011.  The securities delivered for repurchase agreements were $16.2 million at December 31, 2012 and $21.0 million at December 31, 2011.

Gross gains of $1.9 million and gross losses of $0.02 million resulting from sales of available-for-sale securities were realized for 2011. The tax expense for net security gains for 2011 was $0.64 million. There were no realized gains or losses in 2012.

Certain investments in debt securities are reported in the financial statements at an amount less than their historical cost.  Total fair value of these investments at December 31, 2012 and 2011, was $6.0 million and $12.7 million which is approximately 6% and 11% of the Company's available-for-sale investment portfolio, respectively.

Based on evaluation of available evidence, including recent changes in market interest rates, credit rating information and information obtained from regulatory filings, management believes the declines in fair value for these securities are temporary.

Should the impairment of any of these securities become other than temporary, the cost basis of the investment will be reduced and the resulting loss recognized in net income in the period the other-than-temporary impairment is identified.

The following tables present securities with unrealized losses at December 31, 2012 and 2011:

($ in thousands)	Less than12 Months		12 Months or Longer		Total
December 31, 2012 Available-for-Sale	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Mortgage-backed securities	$5,202	$(33)	$342	$-	$5,544	$(33)
State and political subdivisions	229	(1)	251	(1)	480	(2)
	$5,431	$(34)	$593	$(1)	$6,024	$(35)

($ in thousands)	Less than 12 Months		12 Months or Longer		Total
December 31, 2011 Available-for-Sale	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Mortgage-backed securities	$11,321	$(55)	$844	$(63)	$12,165	$(118)
State and political subdivisions	501	(4)		-	501	(4)
	$11,822	$(59)	$844	$(63)	$12,666	$(123)

The unrealized loss on the mortgage-backed securities portfolio has been significantly reduced as of December 31, 2012 from the prior year. Management reviews these securities on a quarterly basis and has determined that no impairment exists.  Management evaluates securities for other-than-temporary impairment at least on a quarterly basis, and more frequently when economic or market concern warrants such evaluation.  When the Company does not intend to sell a debt security, and it is more likely than not, the Company will not have to sell the security before recovery of its cost basis, it recognizes the credit component of an other-than-temporary impairment of a debt security in earnings and the remaining portion in other comprehensive income.